Financial assets at fair value through profit or loss - Mandatorily at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	€ 72,322	€ 56,481
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	71,243	55,464
Equity securities
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	310	228
- Debt securities
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	€ 769	€ 789